Earnings per share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per share
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations

	Year Ended December 31,
Earnings per share – basic	2011	2010	2009
Income from continuing operations	$136,235	$78,474	$135,016
Gain on sale of land parcels	46	59,442	–
Net income attributable to noncontrolling interests	(3,975)	(3,729)	(7,047)
Dividends on preferred stock	(28,357)	(28,357)	(28,357)
Net income attributable to unvested restricted stock awards	(1,088)	(995)	(1,270)
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – basic	102,861	104,835	98,342
(Loss) income from discontinued operations, net	(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$101,973	$105,941	$104,974

Weighted average shares of common stock outstanding – basic	59,066,812	48,375,474	38,586,909
Earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – basic:
Continuing operations	$1.75	$2.17	$2.55
Discontinued operations, net	(0.02)	0.02	0.17
Earnings per share – basic	$1.73	$2.19	$2.72

Earnings per share – diluted
Income from continuing operations	$136,235	$78,474	$135,016
Gain on sale of land parcel	46	59,442	–
Net income attributable to noncontrolling interests	(3,975)	(3,729)	(7,047)
Dividends on preferred stock	(28,357)	(28,357)	(28,357)
Net income attributable to unvested restricted stock awards	(1,088)	(995)	(1,270)
Income from continuing operations attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – diluted	102,861	104,835	98,342
(Loss) income from discontinued operations, net	(888)	1,106	6,632
Net income attributable to Alexandria Real Estate Equities, Inc.’s common stockholders	$101,973	$105,941	$104,974

Weighted average shares of common stock outstanding – basic	59,066,812	48,375,474	38,586,909
Dilutive effect of stock options	10,798	29,566	13,160
Weighted average shares of common stock outstanding – diluted	59,077,610	48,405,040	38,600,069
Earnings per share attributable to Alexandria Real Estate Equities, Inc.’s common stockholders – diluted:
Continuing operations	$1.75	$2.17	$2.55
Discontinued operations, net	(0.02)	0.02	0.17
Earnings per share – diluted	$1.73	$2.19	$2.72